Summary of Significant Accounting Policies Basis of Presentation (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials and supplies	$ 279,562	$ 479,479	$ 362,526
Work-in process	40,814	27,422	150,369
Finished goods	140,753	185,467	313,117
Total	$ 461,129	$ 692,368	$ 826,012